Income tax (benefit)/expense	12 Months Ended
Dec. 31, 2025
Income tax (benefit)/expense
Income tax (benefit)/expense

12.Income tax (benefit)/expense

	2025	2024	2023
	$'m	$'m	$'m
Current taxes
Current year	186.6	75.5	114.0
Prior years	(23.6)	—	0.4
Total current tax charge	163.0	75.5	114.4

Deferred income taxes (note 16)
Current year	(207.9)	(34.8)	(32.0)
Prior years	37.6	(6.7)	25.1
Total deferred income tax credit	(170.3)	(41.5)	(6.9)

Income tax (benefit)/expense	(7.3)	34.0	107.5

Income tax (benefit)/expense is attributable to:
Continuing operations	86.4	69.3	102.8
Discontinued operations(a)	(93.7)	(35.3)	4.7
	(7.3)	34.0	107.5

Reconciliation of effective tax (benefit)/expense
Income/(loss) from continuing operations before income tax	690.8	(1,410.7)	(1,814.1)
Loss from discontinued operations before income tax(a)	(571.3)	(199.5)	(66.6)
Total income/(loss) before income tax	119.5	(1,610.2)	(1,880.7)

Tax calculated at domestic tax rates applicable to income in respective countries	10.6	(528.8)	(638.3)
Tax effects of:
Income not subject to taxation(b)	(53.1)	(40.4)	(21.8)
Expenses not deductible for tax purposes	26.1	70.4	90.0
Movement in deferred tax assets not recognized(c)	(76.5)	516.2	633.4
Change in tax base	—	—	1.8
Prior year under/(over) provision(d)	14.1	(6.6)	25.5
Goodwill impairment(e)	61.8	30.7	—
Withholding tax on subsidiary dividends	9.1	5.2	3.7
Effects of changes in tax rates	(3.0)	—	(0.8)
Pillar Two top-up tax(f)	0.7	—	—
Movement in uncertain tax positions	3.2	(12.4)	9.5
Other	(0.3)	(0.3)	4.5
Total tax (benefit)/expense	(7.3)	34.0	107.5

Current income tax receivables	0.8	2.3	3.7
Current income tax payables	(69.9)	(49.9)	(75.6)
	(69.1)	(47.6)	(71.9)
(a)	The Latam operations, comprising the towers and fiber businesses, has been reclassified as held for sale and presented as a discontinued operation. Refer to note 32.
(b)	Income not subject to taxation in the year ended December 31, 2025, includes $31.0 million relating to the gain on the disposal of the subsidiaries and $8.0 million in respect of the reversal of impairment of withholding tax receivables. For the year ended December 31, 2024, income not subject to taxation included $21.6 million relating to the gain on disposal of the Group’s 70% interest in IHS Kuwait Limited. Income not subject to taxation also includes profits/losses of Global Independent Connect Limited, a subsidiary in Nigeria, which are exempt from tax since this subsidiary benefits from pioneer status.
(c)	Deferred tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable income. The 2025 decrease in unrecognized deferred tax includes $72.1 million from Nigeria, driven by increased recognition based on the 5-year business plan EBITDA. In Nigeria, significant finance cost (interest and realized/unrealized foreign exchange losses on USD-denominated borrowings) arose in 2023-2024 from the Naira devaluation, creating deductible temporary differences that are only partially recognized as at December 31, 2025. Refer to note 3 for significant judgements and estimation uncertainties related to deferred tax recognition.
(d)	For the year ended December 31, 2025, the adjustments for prior years primarily relates to provision to return adjustments for timing differences on loans in Nigeria. For the year ended December 31, 2023, the adjustments in respect of prior years primarily related to the derecognition of $20.6 million of deferred tax assets as a result of obtaining greater clarity on the treatment of certain expenses arising in 2022 with respect to Brazil.
(e)	A goodwill impairment charge in the Latam tower businesses group of CGUs and I-Systems for the year ended December 31, 2025 was recognized. The goodwill impairment is not a deductible item and leads to no change in the recognition of deferred tax resulting in a $61.8 million reconciling item. A $30.7 million reconciling item arose in the year ended December 31, 2024. Each of these related to discontinued operations.
(f)	In the year ended December 31, 2025, the Group incurred a Pillar Two top-up tax charge of $0.7 million in respect of certain jurisdictions where the effective tax rate was below the 15% global minimum. The Group applies the exception to recognizing and disclosing deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 Income Taxes issued in May 2023. In line with IAS 12, the Group has applied this temporary exception and has not recognized deferred tax related to Pillar Two.

For the years ended December 31, 2025, 2024, and 2023, the statutory rates for the Group’s largest markets by turnover are Nigeria 33.0% (combination of corporate income tax and education tax); Brazil 34.0% (combination of corporate income tax and social contribution on income taxes); and South Africa 27%.

The overall tax rate in Nigeria is increasing to 34% in 2026 due to replacement of 3% education tax with 4% development levy.

The statutory tax rates in other markets range from 9.0% to 35.0% in 2025 (2024: 15.0% to 35.0%, 2023: 15.0% to 35.0%).

The movement in the current income tax is as follows:

	2025	2024	2023
	$'m	$'m	$'m

At January 1	(47.6)	(71.9)	(68.8)
Charged to income or loss	(163.0)	(75.5)	(114.4)
Paid during the year	44.7	38.6	45.4
Withholding tax netting off	91.1	41.0	57.6
Derecognized on disposal of subsidiary	10.8	—	—
Exchange differences	(5.1)	20.2	8.3
At December 31	(69.1)	(47.6)	(71.9)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable income. Refer to note 16 for deferred income tax.